Label	Element	Value
Amplify Mobile Payments ETF | PayPal Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.50%
Amplify Mobile Payments ETF | American Express Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Amplify Mobile Payments ETF | Fiserv, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Amplify Mobile Payments ETF | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
Amplify Mobile Payments ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Amplify Mobile Payments ETF | Toast, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Amplify Mobile Payments ETF | Adyen NV [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Amplify Mobile Payments ETF | Corpay, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Amplify Mobile Payments ETF | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Amplify Mobile Payments ETF | Discover Financial Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Amplify Mobile Payments ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Amplify Mobile Payments ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	83.50%
Amplify Mobile Payments ETF | Netherlands
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Amplify Mobile Payments ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Amplify Mobile Payments ETF | Italy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Amplify Mobile Payments ETF | Brazil
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Amplify Mobile Payments ETF | Japan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Amplify Mobile Payments ETF | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Amplify Mobile Payments ETF | France
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Amplify Mobile Payments ETF | Puerto Rico
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%